Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000029053
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	0.16%	5.21%	4.20%
C000029055
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	3.46%	5.46%	3.94%
C000029052
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000118186
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	0.59%	4.99%	5.10%
C000120097
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with load
Average Annual Return, Percent	3.99%	5.26%	4.84%
C000120098
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000029053
Average Annual Return [Line Items]
Average Annual Return, Percent	5.21%	6.25%	4.72%
Without Sales Load [Member] | C000029055
Average Annual Return [Line Items]
Average Annual Return, Percent	4.44%	5.46%	3.94%
Without Sales Load [Member] | C000029052
Average Annual Return [Line Items]
Average Annual Return, Percent	5.48%	6.51%	4.97%
Without Sales Load [Member] | C000118186
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%	6.03%	5.62%
Without Sales Load [Member] | C000120097
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%	5.26%	4.84%
Without Sales Load [Member] | C000120098
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%	6.31%	5.90%
Credit Suisse Index: Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	6.32%	6.96%	5.52%
Credit Suisse Index: Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	6.32%	6.96%	5.52%
Credit Suisse Index: Morningstar LSTA US Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Average Annual Return, Percent	6.32%	6.96%	5.52%
Credit Suisse Index: 50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	7.18%	6.26%	5.69%
Credit Suisse Index: 50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	7.18%	6.26%	5.69%
Credit Suisse Index: 50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50/50 Morningstar LSTA US Leveraged Loan Index and ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	7.18%	6.26%	5.69%
CREDIT SUISSE INDEX: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	6.50%	6.91%	5.49%
CREDIT SUISSE INDEX: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	6.50%	6.91%	5.49%
CREDIT SUISSE INDEX: S&P UBS Leveraged Loan Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	6.50%	6.91%	5.49%
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
CREDIT SUISSE INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent	4.34%	3.04%	2.12%
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
CREDIT SUISSE INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent	4.34%	3.04%	2.12%
Credit Suisse Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	6.16%	(0.24%)	1.90%
CREDIT SUISSE INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent	4.34%	3.04%	2.12%